Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues:
Lease rental income	$ 195,830,000	$ 149,130,000	$ 552,508,000	$ 439,382,000
Trading container margin	2,639,000	934,000	9,036,000	2,154,000
Gain on sale of owned fleet containers, net	20,028,000	7,976,000	51,222,000	19,410,000
Operating expenses:
Distribution expense to managed fleet container investors	11,751,000	14,364,000	38,770,000	43,219,000
Depreciation expense	72,839,000	65,374,000	208,660,000	196,056,000
Amortization expense	802,000	645,000	2,290,000	1,766,000
General and administrative expense	12,543,000	10,868,000	34,263,000	30,872,000
Bad debt recovery, net	(15,000)	(2,095,000)	(1,225,000)	(326,000)
Container lessee default expense (recovery), net	1,928,000	76,000	(1,185,000)	(1,607,000)
Total operating expenses	105,058,000	105,627,000	299,367,000	314,887,000
Income from operations	114,037,000	54,109,000	316,145,000	149,783,000
Other (expense) income:
Interest expense	(33,128,000)	(29,123,000)	(92,381,000)	(95,257,000)
Debt termination expense	(11,866,000)	(8,628,000)	(15,078,000)	(8,750,000)
Interest income	20,000	23,000	83,000	479,000
Realized loss on financial instruments, net	(112,000)	(4,107,000)	(5,516,000)	(8,900,000)
Unrealized gain (loss) on financial instruments, net	83,000	4,161,000	4,681,000	(9,434,000)
Other, net	(750,000)	859,000	(610,000)	803,000
Net other expense	(45,753,000)	(36,815,000)	(108,821,000)	(121,059,000)
Income before income taxes	68,284,000	17,294,000	207,324,000	28,724,000
Income tax benefit (expense)	59,000	152,000	(890,000)	(89,000)
Net income	68,343,000	17,446,000	206,434,000	28,635,000
Less: Dividends on preferred shares	3,614,000		5,860,000
Less: Net income attributable to the noncontrolling interest	0	494,000	0	73,000
Net income attributable to common shareholders	$ 64,729,000	$ 16,952,000	$ 200,574,000	$ 28,562,000
Net income attributable to common shareholders per share:
Basic	$ 1.31	$ 0.32	$ 4.03	$ 0.53
Diluted	$ 1.28	$ 0.32	$ 3.96	$ 0.53
Weighted average shares outstanding (in thousands):
Basic	49,414	52,514	49,804	54,221
Diluted	50,417	52,713	50,708	54,317
Owned Fleet
Revenues:
Lease rental income	$ 182,655,000	$ 133,587,000	$ 509,526,000	$ 392,307,000
Operating expenses:
Direct container expense - owned fleet	5,210,000	16,395,000	17,794,000	44,907,000
Managed Fleet
Revenues:
Lease rental income	13,175,000	15,543,000	42,982,000	47,075,000
Operating expenses:
Distribution expense to managed fleet container investors	11,751,000	14,364,000	38,770,000	43,219,000
Management Fees - Non-Leasing
Revenues:
Revenue	598,000	1,696,000	2,746,000	3,724,000
Trading Containers
Revenues:
Revenue	6,307,000	7,655,000	22,648,000	24,667,000
Cost of trading containers sold	$ (3,668,000)	$ (6,721,000)	$ (13,612,000)	$ (22,513,000)